Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

10. Cash and cash equivalents

	June 30,	December 31,
	2024	2023
	$	$
USD – United States dollar	62,068,360	46,129,886
GBP – Sterling	106,915	792,017
EUR – EURO	6,483	148,519
AUD – Australian dollar	727,675	1,769,872
ZAR – South African Rand	2,322	50,587
TZS – Tanzania Shilling	581,210	500,746
Cash and cash equivalents	63,492,965	49,391,627

Made up of:
Cash at banks and on hand	43,372,498	44,369,748
Short-term deposits	20,120,467	5,021,879
Cash and cash equivalents	63,492,965	49,391,627